STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 28, 2024	Aug. 31, 2021	Jun. 30, 2021	Feb. 29, 2020	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 10, 2023	Dec. 31, 2021
Class of Stock [Line Items]
Shares authorized									59,000,000
Common stock, shares authorized					55,000,000		55,000,000	55,000,000	59,000,000
Common stock par value					$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized					4,000,000		4,000,000	0
Preferred stock par value					$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued					0		1,702	0
Preferred stock, shares outstanding					0		1,702	0
Reserved for common stock future issuance					3,284,488
Number of warrants outstanding					25,221,406		25,975,001
Exercise price							$ 11.50
Warrant exercise price							$ 2.58	$ 17.47
Proceeds from of common stock gross					$ 1,110,000	$ 1,588,695	$ 2,829,395	$ 3,000,760
Offering costs					800,000		800,000
Number of shares issued					$ 1,500,025	$ 1,512,260	$ 1,512,260	$ 2,904,160
Number of options granted						68,080	458,080	284,016
Options exercisable					$ 6.29		$ 7.64
Stock based compensation					$ 1,199,318	$ 1,407,044	$ 6,645,891	$ 6,942,653
Unrecognized stock-based compensation					$ 3,490,329		$ 4,690,000
Weighted average exercise price					$ 6.19	$ 6.56	$ 6.19	$ 6.48		$ 6.09
Total options outstanding					3,659,015	3,284,488	3,659,015	3,216,408		2,932,392
Options were available for grant						$ 10.42	$ 3.91	$ 10.42
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Number of options granted						68,080	458,080	284,016
Options term						10 years	10 years	10 years
Options exercisable						$ 10.42		$ 10.42
Number of options vested						6,189	35,000	42,643
Grant date fair value						$ 1,271,040	$ 2,113,000	$ 4,774,000
Weighted average exercise price							$ 6.19
Options vesting period							3 years
Total options outstanding							3,659,015
Options were available for grant							$ 19,802
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Class of Stock [Line Items]
Number of options vested							6,189
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Stock based compensation							$ 1,280,970
Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Weighted average exercise price							$ 10.42
Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Weighted average exercise price							$ 2.50
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued, shares	250,000
Proceeds from of common stock gross	$ 1,500,025
Offering costs	$ 155,000
Cash fees					$ 1,050,000
Placement Agency Agreement [Member]
Class of Stock [Line Items]
Equal fee percentage					7.00%
Legal fees					$ 15,000
Maxim total					$ 120,000
Omnibus Incentive Plan [Member]
Class of Stock [Line Items]
Reserved for common stock future issuance					19,802		19,802
2018 Plan [Member]
Class of Stock [Line Items]
Reserved for common stock future issuance					2,320,897	2,320,897	2,320,897	2,320,897
2021 Plan [Member]
Class of Stock [Line Items]
Issuance of share based compensation		154,726						464,179
Warrant [Member]
Class of Stock [Line Items]
Number of warrants outstanding					5,760,000		5,760,000
Exercise price					$ 11.50
Warrant [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Reserved for common stock future issuance							237,030
Share price per share							$ 15.00
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized									55,000,000
Common stock par value									$ 0.0001
Reserved for common stock future issuance							3,284,488
Number of shares issued, shares					250,000	65,960	65,960	121,323
Number of shares issued					$ 25	$ 7	$ 7	$ 12
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Reserved for common stock future issuance							148,950
Common Stock [Member] | 2021 Plan [Member]
Class of Stock [Line Items]
Issuance of share based compensation								464,179
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized									4,000,000
Preferred stock par value									$ 0.0001
Business Combination [Member]
Class of Stock [Line Items]
Number of shares issued upon the consummation of business combination					4,523,167
Reserved for common stock future issuance					148,950
Business Combination [Member] | Warrant [Member]
Class of Stock [Line Items]
Number of shares issued upon the consummation of business combination					7,196,375		7,196,375
Reserved for common stock future issuance					237,030
Share price per share					$ 15.00
Business Combination [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued upon the consummation of business combination							4,523,167
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					5,000		5,000
Preferred stock par value					$ 0.0001		$ 0.0001
Preferred stock, shares issued					150		0
Preferred stock, shares outstanding					150		0
Number of warrants outstanding					150
Beneficial ownership limitation description					Each share of Series B Preferred Stock is convertible into a number of shares of Common Stock, subject to certain limitations, including a beneficial ownership limitation of 4.99% (calculated in accordance with the rules promulgated under Section 13(d) of the Securities Exchange Act of 1934), which can be adjusted to a beneficial ownership limitation of 9.99% upon 61 days prior written notice by Iconic. Prior to the approval by the Company’s stockholders of the issuance of shares of common stock issuable upon exercise of the shares of Series B Preferred Stock in accordance with Nasdaq Stock Market Rules, shares of Series B Preferred Stock cannot be converted into shares of common stock if, as a result of such conversion, the number of shares of common stock to be issued would exceed 19.9% of the total number of shares of the Company’s outstanding common stock.
Conversion amount					$ 10,000
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares issued, shares					150
Number of shares issued
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued					1,702
Preferred stock, shares outstanding					1,702
Series A1 Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock, shares issued					1,702
Preferred stock, shares outstanding					1,702
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued					1,500
Preferred stock, shares outstanding					1,500
Series B Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued, shares	150
Warrant purchase shares	1,500
Warrant exercise price	$ 10,000
Nonvoting Common Stock [Member]
Class of Stock [Line Items]
Gross proceeds							$ 18,598
Nonvoting Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Number of shares granted		148,950
Nonvoting Common Stock [Member] | Jet Token Inc [Member]
Class of Stock [Line Items]
Share price per share			$ 24	$ 9.69
Number of shares issued, shares			902,777	1,031,510		65,960		119,407
Proceeds from of common stock gross							$ 1,598,630	$ 2,901,106
Number of shares issued						$ 1,598,630
Number of shares sold during period							1,915
Shares issued escrow funds							65,960
Escrow deposit							$ 6,724
Nonvoting Common Stock [Member] | Jet Token Inc [Member] | Maximum [Member]
Class of Stock [Line Items]
Number of shares issued			$ 21,880,000	$ 10,000,000
Nonvoting Common Stock [Member] | Escrow [Member]
Class of Stock [Line Items]
Proceeds from of common stock gross								$ 15,544